ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule Of Accounts Payable And Accrued Liabilities (Parenthetical) (Detail) ¥ in Thousands	Sep. 30, 2021 CNY (¥)
Accrued Liabilities Current [Abstract]
Capital lease payable and other financing payable	¥ 472,662